UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-21770

SunAmerica Focused Alpha Growth Fund, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS — March 31, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 93.2%
Aerospace/Defense — 14.5%
General Dynamics Corp.	282,790	$23,576,202
Lockheed Martin Corp.	278,182	27,623,473

		51,199,675

Agricultural Chemicals — 6.7%
Monsanto Co.	212,428	23,685,722

Casino Hotels — 9.5%
Boyd Gaming Corp.	250,000	5,000,000
Las Vegas Sands Corp.†	228,254	16,808,625
Wynn Resorts, Ltd.	115,000	11,573,600

		33,382,225

Casino Services — 1.2%
Scientific Games Corp., Class A†	200,000	4,222,000

Commercial Services — 1.9%
ChoicePoint, Inc.†	140,000	6,664,000

Data Processing/Management — 1.6%
SEI Investments Co.	230,000	5,678,700

E-Commerce/Services — 1.4%
HLTH Corp.†	510,000	4,865,400

Electric-Transmission — 3.2%
ITC Holdings Corp.	215,000	11,192,900

Finance-Investment Banker/Broker — 3.8%
Jefferies Group, Inc.	300,000	4,839,000
The Goldman Sachs Group, Inc.	51,893	8,582,583

		13,421,583

Investment Management/Advisor Services — 1.4%
Cohen & Steers, Inc.	190,000	5,033,100

Medical Instruments — 1.7%
Edwards Lifesciences Corp.†	136,800	6,094,440

Medical-Biomedical/Gene — 7.6%
Genentech, Inc.†	330,268	26,811,156

Medical-HMO — 1.6%
UnitedHealth Group Inc.	163,659	5,623,323

Oil & Gas Drilling — 3.2%
Transocean, Inc.	82,676	11,177,795

Oil Companies-Exploration & Production — 2.4%
Encore Acquisition Co.†	210,000	8,458,800

Retail-Apparel/Shoe — 1.6%
Under Armour, Inc., Class A†	155,105	5,676,843

Retail-Automobile — 2.1%
CarMax, Inc.†	380,000	7,379,600

Retail-Restaurants — 8.6%
McDonald’s Corp.	541,885	30,220,927

Retail-Sporting Goods — 3.8%
Dick’s Sporting Goods, Inc.†	500,000	13,390,000

School — 3.5%
DeVry, Inc.	300,000	12,552,000

Soap & Cleaning Preparation — 3.1%
Church & Dwight Co., Inc.	200,000	10,848,000

Transport-Services — 2.6%
Expeditors International of Washington, Inc.	200,000	9,036,000

Web Portals/ISP — 6.2%
Google, Inc., Class A†	49,752	21,914,263

Total Long-Term Investment Securities (cost $313,501,041)		328,528,452

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Time Deposits — 6.9%
Euro Time Deposit with State Street Bank & Trust Co. 1.00% due 04/01/08	$4,030,000	4,030,000
Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 04/01/08	20,261,000	20,261,000

Total Short-Term Investment Securities (cost $24,291,000)		24,291,000

TOTAL INVESTMENTS (cost $337,792,041) (1)	100.1%	352,819,452
Liabilities in excess of other assets	(0.1)	(394,561)

NET ASSETS	100.0%	$352,424,891

†	Non-income producing security

(1)	See Note 2 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2008 — (unaudited)
Note 1. Security Valuation
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the SunAmerica Focused Alpha Growth, Inc, (the “Fund”) uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$328,528,452	$—

Level 2	$24,291,000	$—

Level 3	$—	$—

Total	$352,819,452	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Note 2. Federal Income Taxes
As of March 31, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities, were as follows:

Cost (tax basis)	$337,792,041

Appreciation	$45,357,011
Depreciation	(30,329,600)

Net unrealized appreciation (depreciation)	$15,027,411

ADDITIONAL INFORMATION
Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures, (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Growth Fund, Inc.

By:	/s/ John T. Genoy

John T. Genoy
President

Date: May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy

John T. Genoy
President

Date: May 30, 2008

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer
Date: May 30, 2008